INTANGIBLE ASSETS, NET - Schedule of Amortization Amount of Intangible Asset (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Intangible Asset, Finite-Lived, after Accumulated Amortization, Estimated Amortization Expense, Fiscal Year Maturity [Abstract]
2026	$ 11,480
2027	9,567
Total	$ 21,047	$ 32,527